UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237
                                    ---------

          Unified Series Trust
-----------------------------------------------------------------------------
         (Exact name of registrant as specified in charter)

         431  N. Pennsylvania St.       Indianapolis, IN    46204
-----------------------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)

Terry Gallagher
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                     ------------

Date of fiscal year end:   12/31
                          --------

Date of reporting period:  12/31/04
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                        --------------------------------
                        --------------------------------
                                 ACM CONVERTIBLE
                                 SECURITIES FUND
                        ---------------------------------
                        ---------------------------------








                                  ANNUAL REPORT

                                DECEMBER 31, 2004







                                  FUND ADVISOR:

                     ARISTON CAPITAL MANAGEMENT CORPORATION
                        40 LAKE BELLEVUE DRIVE, SUITE 220
                           BELLEVUE, WASHINGTON 98005




For a prospectus and more information, including charges and expenses call 1-888-387-2273. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

A R I S T O N
-------------------------------------------------------------------------------
                                         Ariston Capital Management Corporation
                                               40 Lake Bellevue Drive Suite 220
                                                     Bellevue, Washington 98005
                                                        Telephone (425) 454-1600
                                                              Fax (425) 455-2534
                                                         info@aristoncapital.com


                         ACM CONVERTIBLE SECURITIES FUND
                 (Formerly Ariston Convertible Securities Fund)

             Management Discussion and Analysis of Fund Performance

The ACM Convertible Securities Fund experienced a positive return for the year ended December 31, 2004 of 1.49%. However, we are disappointed that the Fund underperformed its benchmarks, the NASDAQ Composite Index, which returned 8.59%, and the S&P 500 Index, which returned 10.87%. Returns for the indexes do not include management fees and other expenses incurred by the Fund. We believe that the underperformance was a result of the market's failure to appreciate growth companies in which the Fund invests, even those that met or exceeded their earnings targets. The stock market was stalled until the fourth quarter when it rallied. Our Fund remained range bound for the whole year. We continue to believe that our performance last year had most of the traits typical of corrective phases that separate the first and second rally phases of bull markets. The Fund's portfolio continues to be over weighted in technology, biotechnology, pharmaceutical and consumer discretionary companies when compared to its peer group and the broader stock indexes.

Much of our performance is dictated by our investment style that emphasizes a concentrated portfolio in companies with superior earnings' growth. A headwind exists for our performance when the performance of growth stocks, in general, lags. Last year marked the fifth consecutive year that the Russell 1000 Value Index beat the Russell 1000 Growth Index. This has never happened before in the 25 year history of the indexes.

Because of this multi-year under performance, growth stocks by several measures are cheaper relative to value stocks than at any other time in the 25 year history of the Russell indexes. The average company listed on the Russell 1000 Growth Index is trading at an all time low of 1.4 times its price/earnings-to-growth rate. This compares to 1.8 times for the average company on the Russell 1000 Value Index. Further, the price/sales ratios of the two Russell Indexes are as close as they have been in the 25 year history of the indexes.

As the economic recovery matures past its recession rebound phase, earnings growth should decelerate from the torrid pace of last year. According to the Standard & Poor's estimates, operating earnings for the S&P 500 are expected to advance 22% in 2004 and only 9% in 2005.

In this environment we believe that growth companies with superior long term earnings should out perform by a wide margin. These are the types of companies in which we invest our Fund's portfolio.

We are excited about our Fund's portfolio and its prospects in the future. We have invested our liquid capital and retirement savings in our Fund along side the investments of our fellow shareholders.

We appreciate your continued support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment in the Fund.

ARISTON CAPITAL MANAGEMENT



Richard B. Russell, President
January 20, 2005

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by calling Unified Fund Services Inc. at (888)387-2273. Read it carefully before investing.

Distributed by Unified Financial Securities, Member NASD.

INVESTMENT RESULTS
------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED DECEMBER 31, 2004)



                                     1 YEAR           5 YEAR            10 YEAR
                                     ------           ------            -------

ACM Convertible Securities Fund*     +1.49%           -8.14%             +6.37%
NASDAQ Composite Index**             +8.59%           -11.77%            +11.45%
S & P 500 Index**                    +10.87%          -2.30%             +12.07%


Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-387-2273.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 and NASDAQ Composite Indexes are widely recognized unmanaged indexes of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.

    COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE ACM CONVERTIBLE
           SECURITIES FUND, NASDAQ COMPOSITE INDEX, AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]


          ACM Convertible   NASDAQ Composite
          Securities Fund       Index         S&P 500 Index
            ($25,569)         ($38,629)         (37,878)

 1993         10,000.00        10,000.00        10,000.00
 1994         10,268.46         9,679.98        10,246.85
 1995         12,199.67        13,646.61        14,093.14
 1996         12,702.21        16,789.72        17,326.74
 1997         14,151.30        20,508.01        23,106.02
 1998         14,760.89        28,751.06        29,708.69
 1999         29,122.95        53,511.88        35,959.41
 2000         24,824.40        32,546.88        33,686.30
 2001         18,312.51        25,777.63        28,804.42
 2002         12,860.69        17,722.94        22,433.91
 2003         18,766.83        26,713.98        28,862.59
 2004         25,569.06        38,629.03        37,878.20


The chart above assumes an initial investment of $10,000 made on December 31, 1993 and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
-------------

ACM CONVERTIBLE SECURITIES FUND HOLDINGS AS OF DECEMBER 31, 20041

                                [GRAPH OMITTED]

CONVERTIBLE CORPORATE BOND, 27.62%
COMMON STOCK2, 72.37%
MONEY MARKET SECURITIES, 0.18%
LIABILITIES IN EXCESS OF OTHER ASSETS, (0.17)%

1As a percentage of net assets
2Were convertible securities at the time of purchase

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. Under normal circumstances, at least 80% of the Fund's assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2004) and held for the entire period (through December 31, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
  ACM CONVERTIBLE SECURITIES FUND          VALUE                    VALUE                  PERIOD ENDED
                                        JULY 1, 2004          DECEMBER 31, 2004         DECEMBER 31, 2004*
  --------------------------------- --------------------- -------------------------- --------------------------
   Actual                                 $1,000.00                 $995.10                    $11.32
  (1.13% return)
  --------------------------------- --------------------- -------------------------- --------------------------
   Hypothetical                           $1,000.00                $1,013.79                   $11.42
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

ACM CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


COMMON STOCKS - 72.37%                                                      SHARES                 VALUE
                                                                          ------------         --------------

BIOLOGICAL PRODUCTS - 24.31%
Genzyme Corp. (a)                                                              16,500            $   958,155
Gilead Sciences, Inc, (a)                                                      16,170                565,788
                                                                                               --------------
                                                                                                   1,523,943
                                                                                               --------------

COMPUTER STORAGE DEVICES - 2.78%
Sandisk Corp. (a)                                                               7,000                174,790
                                                                                               --------------

RADIO, TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 18.93%
QUALCOMM, Inc.                                                                 28,000              1,187,200
                                                                                               --------------

SEMICONDUCTORS & RELATED DEVICES - 16.49%
Analog Devices, Inc.                                                           28,000              1,033,760
                                                                                               --------------

SERVICES - PREPACKAGED SOFTWARE - 9.86%
Symantec Corp. (a)                                                             24,000                618,240
                                                                                               --------------

TOTAL COMMON STOCKS (COST $1,567,987)                                                              4,537,933
                                                                                               --------------

                                                                           PRINCIPAL
CONVERTIBLE CORPORATE BONDS - 27.62%                                         AMOUNT
                                                                          ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 7.51%
International Game Technology, 0.000%, 1/29/33                              $ 450,000                345,937
Shuffle Master, Inc., 1.25%, 4/15/24                                          100,000                125,250
                                                                                               --------------
                                                                                                     471,187
                                                                                               --------------

PHARMACEUTICAL PREPARATIONS - 8.37%
Celgene Corp., 1.75%, 6/1/08                                                  140,000                181,125
Medicis Pharmaceutical Corp., 2.500%, 6/4/32                                  150,000                198,000
TEVA Pharmaceutical Industries, Ltd., 0.375%, 11/15/22                        100,000                145,750
                                                                                               --------------
                                                                                                     524,875
                                                                                               --------------

RETAIL - RADIO, TV & CONSUMER ELECTRONICS STORES - 1.81%
Guitar Center Inc., 4.0%, 7/13/06                                              70,000                113,488
                                                                                               --------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 7.58%
Gtech Holdings Corp., 1.750%, 12/15/2021                                      250,000                475,313
                                                                                               --------------

TELEPHONE & TELEGRAPH APPARATUS - 2.35%
Comverse Technology, Inc., 0.00%, 5/15/23                                     100,000                147,500
                                                                                               --------------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $1,471,427)                                                1,732,363
                                                                                               --------------

                                                                            SHARES
                                                                          ------------
Money Market Securities - 0.18%
Huntington Money Market Fund - Investment Shares, 1.06%, (b)                   11,103                 11,103
                                                                                               --------------

TOTAL MONEY MARKET SECURITIES (COST $11,103)                                                          11,103
                                                                                               --------------

TOTAL INVESTMENTS (COST $3,050,517) - 100.17%                                                   $  6,281,399
                                                                                               --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%                                                      (10,723)
                                                                                               --------------

TOTAL NET ASSETS - 100.00%                                                                      $  6,270,676
                                                                                               ==============

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at December 31, 2004

See accompanying notes which are an integral part of the financial statements.
                                       5

ACM CONVERTIBLE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



ASSETS
Investments in securities, at value (cost $3,050,517)                                                $ 6,281,399
Accrued dividends                                                                                          1,978
Interest receivable                                                                                        2,297
                                                                                                 ----------------
     TOTAL ASSETS                                                                                      6,285,674
                                                                                                 ----------------

LIABILITIES
Accrued advisory fees                                                                                     12,913
Payable for fund shares redeemed                                                                           1,508
Accrued expenses                                                                                             577
                                                                                                 ----------------
      TOTAL LIABILITIES                                                                                    14,998
                                                                                                 ----------------

NET ASSETS                                                                                           $ 6,270,676
                                                                                                 ================

NET ASSETS CONSIST OF:
Paid in capital                                                                                      $ 6,064,736
Accumulated net realized (loss) on investments                                                        (3,024,942)
Net unrealized appreciation on investments                                                             3,230,882
                                                                                                 ----------------

NET ASSETS                                                                                           $ 6,270,676
                                                                                                 ================

Shares outstanding (unlimited number of shares authorized with no par value)                             383,570
                                                                                                 ----------------

NET ASSET VALUE
Offering and redemption price per share                                                                  $ 16.35
                                                                                                 ================

See accompanying notes which are an integral part of the financial statements.
                                        6


ACM Convertible Securities Fund
Statement of Operations
Fiscal Year ended December 31, 2004



INVESTMENT INCOME
Interest income                                                                                           $ 46,356
Dividend income                                                                                             12,983
Accretion of discount                                                                                        4,312
Amortization of premium                                                                                   (112,650)
                                                                                                    ---------------
  TOTAL INCOME (LOSS)                                                                                      (48,999)
                                                                                                    ---------------

EXPENSES
Investment advisor fee (Note 3)                                                                            157,737
Trustee and officer expense                                                                                  3,415
                                                                                                    ---------------
  TOTAL EXPENSES                                                                                           161,152
                                                                                                    ---------------
NET INVESTMENT (LOSS)                                                                                     (210,151)
                                                                                                    ---------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                                               1,101,529
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               (721,482)
                                                                                                     ---------------
Net realized and unrealized gain on investment securities                                                  380,047
                                                                                                    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 169,896
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.
                                        7

ACM CONVERTIBLE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                YEAR ENDED               YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                            DECEMBER 31, 2004        DECEMBER 31, 2003
                                                                           ----------------------   ----------------------
OPERATIONS
  Net investment (loss)                                                               $ (210,151)              $ (219,076)
  Net realized gain on investment securities                                           1,101,529                  341,813
  Net realized gain (loss) on options                                                          -                 (119,848)
  Change in net unrealized appreciation (depreciation)                                  (721,482)               2,624,840
                                                                           ----------------------   ----------------------
  Net increase (decrease) in net assets resulting from operations                        169,896                2,627,729
                                                                           ----------------------   ----------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                              144,854                4,424,945
  Amount paid for shares repurchased                                                  (2,995,476)              (4,075,912)
                                                                           ----------------------   ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          (2,850,622)                 349,033
                                                                           ----------------------   ----------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (2,680,726)               2,976,762
                                                                           ----------------------   ----------------------

NET ASSETS
  Beginning of year                                                                    8,951,402                5,974,640
                                                                           ----------------------   ----------------------

  End of year                                                                        $ 6,270,676              $ 8,951,402
                                                                           ======================   ======================

Accumulated undistributed net investment income                                      $         -              $         -
                                                                           ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                              8,764                  329,999
  Shares issued in reinvestment of distributions                                               -                        -
  Shares repurchased                                                                    (180,893)                (315,671)
                                                                           ----------------------   ----------------------

  Net increase (decrease) from capital share transactions                               (172,129)                  14,328
                                                                           ======================   ======================

See accompanying notes which are an integral part of the financial statements.
                                       8

ACM CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
(FOR ONE SHARE OUTSTANDING DURING THE PERIOD)




                                            YEAR ENDED         YEAR ENDED       YEAR ENDED         YEAR ENDED        YEAR ENDED
                                        DECEMBER 31, 2004   DECEMBER 31, 2003 DECEMBER 31, 2002  DECEMBER 31, 2001 DECEMBER 31, 2000
                                          ----------------  ----------------   ---------------   ---------------  ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period              $ 16.11           $ 11.04           $ 15.72           $ 21.31           $ 25.00
                                          ----------------  ----------------   ---------------   ---------------  ----------------
Income from investment operations
  Net investment income (loss)                      (0.55)            (0.40)            (0.27)            (0.52)            (0.58)
  Net realized and unrealized gain (loss)            0.79              5.47             (4.41)            (5.07)            (3.11)
                                          ----------------  ----------------   ---------------   ---------------  ----------------
Total from investment operations                     0.24              5.07             (4.68)            (5.59)            (3.69)
                                          ----------------  ----------------   ---------------   ---------------  ----------------

Net asset value, end of period                    $ 16.35           $ 16.11           $ 11.04           $ 15.72           $ 21.31
                                          ================  ================   ===============   ===============  ================

TOTAL RETURN (A)                                    1.49%            45.92%           -29.77%           -26.23%           -14.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                   $ 6,271           $ 8,951           $ 5,975          $ 10,293          $ 18,966
Ratio of expenses to average net assets             2.25%             2.24%             2.28%             2.37%             2.25%
Ratio of expenses to average net assets
   before waiver & reimbursement                    2.25%             2.24%             2.28%             2.37%             2.28%
Ratio of net investment income to
   average net assets                              (2.94)%           (2.94)%           (2.23)%           (3.07)%           (2.30)%
Ratio of net investment income to
   average net assets before waiver & reimbursement(2.94)%           (2.94)%           (2.23)%           (3.07)%           (2.33)%
Portfolio turnover rate                             9.68%            57.93%            43.59%            26.17%            47.83%


(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.


See accompanying notes which are an integral part of the financial statements.
                                       9

                         ACM CONVERTIBLE SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1. ORGANIZATION

ACM Convertible Securities Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. On May 2, 2003 the Fund changed its name from Ariston Convertible Securities Fund to ACM Convertible Securities Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Ariston Capital Management Corporation (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income

                         ACM CONVERTIBLE SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2004, net investment loss of $210,151 was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Ariston Capital Management Corporation. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets minus the expenses of the non-interested trustees and any 12b-1 fees (there were none). It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2004, the Advisor earned a fee of $157,737 from the Fund. At December 31, 2004, the Fund owed the Advisor $12,913 for its advisory services. For the period January 1, 2004 through December 31, 2005, the Advisor contractually has agreed to waive its advisory fee and/or reimburse the Fund's operating expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, not including any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of its average daily net assets for the period.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2004. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                         ACM CONVERTIBLE SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2004, purchases and sales of investment securities, other than short-term investments and U.S. government obligations were as follows:

                                         AMOUNT
                                        ---------
PURCHASES
   U.S. Government Obligations         $        -
   Other                                   694,275
SALES
   U.S. Government Obligations         $        -
   Other                                  3,547,185

As of December 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                         AMOUNT
                       ---------------
    Gross Appreciation   $ 3,241,052
    Gross (Depreciation)     (10,143)
                       ---------------
    Net Appreciation
      on Investments     $ 3,230,882
                       ---------------
                       ---------------

As of December 31, 2004, the aggregate cost of securities for federal income tax purposes was $3,050,517.


NOTE 5. ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, no shareholder held over 25% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,892,113, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

                 YEAR OF EXPIRATION       AMOUNT
                 ------------------    -------------
                        2009            $ 1,461,541
                        2010              1,430,572

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                          December 31, 2004 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions in the fiscal years ended December 31, 2003 and 2004.

As of December 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $           -
Undistributed long-term capital gain/(accumulated losses)         (3,024,942)
Unrealized appreciation/(depreciation)                             3,230,882
                                                              ---------------
                                                               $     205,941
                                                              ===============


NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated January 22, 2004 on the Fund's financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the period January 22, 2004 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and Board of Trustees
ACM Convertible Securities Fund
(a Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the ACM Convertible Securities Fund (a Series of Unified Series Trust), as of December 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ACM Convertible Securities Fund (a Series of Unified Series Trust) as of December 31, 2004, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy

Cohen McCurdy
Westlake, Ohio
February 9, 2005

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access Variable
                                                      Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------


INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The Webb
                                                      Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director from
                                                      1989 to March 2002; Director of Unified Financial Securities, Inc.,
                                                      the Trust's distributor, since December 2004, Chief Financial Officer and Executive Vice President since June 1990; Executive Vice President,
                                                      Treasurer, and Chief Financial Officer of Unified Fund Services, Inc.,
                                                      the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds and AmeriPrime Advisors
                                                      Trust since October 2002; Treasurer and Chief Financial Officer of CCMI
                                                      Funds since June 2003; Treasurer of The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime
                                                      Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      September 2004; Principal Accounting Officer of Lindbergh
                                                      Funds since February 2004.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                      Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004 and from 1997 to
                                                      2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services,
                                                      Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund  Complex  refers to  AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
Unified Series Trust. The Fund Complex consists of 27 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.


The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 387-2273 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (888) 387-2273 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

FUND'S ADVISER
Ariston Capital Management Corporation
40 Lake Bellevue Drive
Suite 220
Bellevue, WA  98005

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS Cohen McCurdy Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

             =========================================================
                          CRAWFORD DIVIDEND GROWTH FUND
             =========================================================








                                  ANNUAL REPORT

                                DECEMBER 31, 2004







                                  FUND ADVISOR:

                        CRAWFORD INVESTMENT COUNSEL, INC.
                         100 GALLERIA PARKWAY, SUITE 980
                             ATLANTA, GEORGIA 30339




FOR A PROSPECTUS AND MORE INFORMATION, INCLUDING CHARGES AND EXPENSES CALL 1-800-431-1716. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DISTRIBUTED BY UNIFIED FINANCIAL SECURITIES, INC., MEMBER NASD, SIPC, 431 N. PENNSYLVANIA ST. INDIANAPOLIS, IN 46204.

4



                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                      ------------------------------------

     For the period January 5, 2004 (commencement of operations) to December 31, 2004, the Crawford Dividend Growth Fund Class I shares returned 12.62%, compared to the Russell 1000 Value Index which gained 15.52% and the S&P 500 Index which gained 9.81% for the same period. Please see "Investment Results" below for complete standardized performance information. During the course of 2004, it was the Fund's policy to maintain a fully invested position, which we classify as 95% of Fund assets or greater.

     For the first nine months of 2004, the Fund benefited from investors' preference for quality and consistency. In the fourth quarter a strong market for lower quality, higher volatility stocks presented more of a challenge for our style of investing. In all, we are pleased with the absolute progress we have made as we close our first year of management of the Fund.

     The three sectors which provided the greatest contribution to the Fund's return were industrials, telecommunication services, and energy. Each of these sectors posted a total return of more than 25%. The one sector which contributed least to the overall portfolio was healthcare. The healthcare stocks in which the Fund invested have come under pressure due to political concerns, as well as risks arising out of some of their product offerings.

     We enter 2005 with a generally favorable outlook for the capital markets. We expect the economy to continue growing at a moderate pace with inflation well contained at the core level. We believe overall corporate earnings could improve on the order of 7% to 8%. We believe the Fund is positioned to earn reasonable returns in 2005 assuming steady valuations in the stock market combined with an anticipated portfolio dividend yield of 2.3%,

     Thank you for your investment in Crawford Dividend Growth Fund.


John H. Crawford, III
David B. Crawford
Portfolio Managers

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling Unified Fund Services Inc. at (800)431-1716. Read it carefully before investing.

Distributed by Unified Financial Securities,Inc., Member NASD.

INVESTMENT RESULTS
------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                     (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                                         ONE MONTH  SIX MONTH (JANUARY 27, 2004)
                                         --------- ---------- ------------------
CRAWFORD DIVIDEND GROWTH FUND, CLASS C    2.00%      6.55%         8.82%
CRAWFORD DIVIDEND GROWTH FUND, CLASS C*
(CDSC ADJUSTED)                           0.98%      5.48%         7.73%
S&P 500 INDEX**                           3.37%      7.15%         7.65%
RUSSELL 1000 VALUE INDEX**                3.35%     12.08%        13.10%



                          AVERAGE ANNUAL TOTAL RETURNS
                     (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                                         ONE MONTH  SIX MONTH (JANUARY 5, 2004)
                                         --------- ---------- ------------------
CRAWFORD DIVIDEND GROWTH FUND, CLASS I*   2.10%      6.54%         12.62%
S&P 500 INDEX**                           3.37%      7.15%          7.65%
RUSSELL 1000 VALUE INDEX**                3.35%     12.08%         15.52%

*In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

**The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund's returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

    COMPARISON OF A $10,000 INVESTMENT IN THE CRAWFORD DIVIDEND GROWTH FUND,
          CLASS C, THE S&P 500 INDEX, AND THE RUSSELL 1000 VALUE INDEX


                   Crawford Dividend                   Russell 1000
                   Growth Fund, Class C  S&P 500 Index  Value Index
                        ($10,882)          ($10,765)     ($11,310)

       1/27/2004         10,000.00        10,000.00     10,000.00
       1/31/2004          9,883.72        9,891.24       9,879.48
       2/28/2004         10,203.49       10,028.67      10,091.19
       3/31/2004         10,096.90        9,877.39      10,002.84
       4/30/2004          9,864.34        9,722.53       9,758.39
       5/31/2004         10,087.21        9,855.68       9,857.91
       6/30/2004         10,213.18       10,047.20      10,090.82
       7/31/2004         10,000.00        9,714.23       9,948.73
       8/31/2004         10,242.25        9,743.25      10,090.25
       9/30/2004         10,329.46        9,858.80      10,246.53
      10/31/2004         10,406.98       10,009.41      11,310.02
      11/30/2004         10,668.60       10,414.27      10,943.54
      12/31/2004         10,882.04       10,765.19      11,310.02


The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

COMPARISON OF A $250,000 INVESTMENT IN THE CRAWFORD DIVIDEND GROWTH FUND,
          CLASS I, THE S&P 500 INDEX, AND THE RUSSELL 1000 VALUE INDEX


                   Crawford Dividend                   Russell 1000
                   Growth Fund, Class I  S&P 500 Index  Value Index
                       ($281,538)          ($274,518)    ($288,805)


        1/5/2004    250,000.00            250,000.00    250,000.00
       1/31/2004    255,000.00            252,231.51    252,275.54
       2/28/2004    263,500.00            255,736.04    257,681.75
       3/31/2004    261,250.00            251,878.35    255,425.54
       4/30/2004    255,250.00            247,929.34    249,183.51
       5/31/2004    260,750.00            251,324.85    251,724.77
       6/30/2004    264,250.00            256,208.58    257,672.09
       7/31/2004    257,250.00            247,717.70    254,043.79
       8/31/2004    264,000.00            248,712.87    257,657.60
       9/30/2004    266,500.00            251,404.43    261,648.24
      10/31/2004    268,750.00            255,245.03    288,804.93
      11/30/2004    275,750.00            265,569.11    279,446.72
      12/31/2004    281,538.41            274,517.72    288,804.93

The chart above assumes an initial investment of $250,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
-------------

        CRAWFORD DIVIDEND GROWTH FUND HOLDINGS AS OF DECEMBER 31, 20041

CONSUMER DISCRETIONARY, 13.57%
CONSUMER STAPLES, 6.59%
ENERGY, 6.60%
FINANCIALS, 30.13%
HEALTH CARE, 10.08%
INDUSTRIALS, 13.13%
TELECOM SERVICES, 3.29%
OTHER COMMON STOCKS, 16.47%
MONEY MARKET SECURITIES, 3.31%
LIABILITIES IN EXCESS OF OTHER ASSETS, (3.17)%

1 As a percentage of net assets

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor's, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2004) and held for the entire period (through December 31, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
  CRAWFORD DIVIDEND GROWTH FUND -          VALUE                    VALUE                  PERIOD ENDED
              CLASS I                   JULY 1, 2004          DECEMBER 31, 2004         DECEMBER 31, 2004*
  --------------------------------- --------------------- -------------------------- --------------------------
   Actual                                 $1,000.00                $1,065.40                    $5.20

  --------------------------------- --------------------- -------------------------- --------------------------
    Hypothetical                           $1,000.00                $1,020.38                    $5.09
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.00%,  multiplied by the average account value over the period,  multiplied by 184/366 (to reflect the number of days in the period).

  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
  CRAWFORD DIVIDEND GROWTH FUND -          VALUE                    VALUE                  PERIOD ENDED
              CLASS C                   JULY 1, 2004          DECEMBER 31, 2004         DECEMBER 31, 2004*
  --------------------------------- --------------------- -------------------------- --------------------------
    Actual                                 $1,000.00                $1,065.50                   $10.93

  --------------------------------- --------------------- -------------------------- --------------------------
    Hypothetical                           $1,000.00                $1,016.48                   $10.67
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------
*Expenses are equal to the Fund's annualized expense ratio of 2.00%,  multiplied by the average account value over the period,  multiplied by 184/366 (to reflect the number of days in the period).


CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


COMMON STOCKS - 99.87%                                                          SHARES               VALUE
                                                                              -----------       ----------------

ACCIDENT & HEALTH INSURANCE - 3.49%
AFLAC, Inc.                                                                       19,975           $    795,804
                                                                                                ----------------

CONSTRUCTION, MINING & MATERIALS HANDLING
           MACHINERY & EQUIPMENT - 3.36%
Dover Corp.                                                                       18,300                767,502
                                                                                                ----------------

CREDIT & OTHER FINANCE - 3.24%
Allied Capital Corp.                                                              28,600                739,024
                                                                                                ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 3.39%
General Electric Co.                                                              21,200                773,800
                                                                                                ----------------

FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 3.41%
Federal National Mortgage Association (Fannie Mae)                                10,950                779,749
                                                                                                ----------------

FIRE, MARINE & CASUALTY INSURANCE - 3.37%
American International Group                                                      11,700                768,339
                                                                                                ----------------

FOOD AND KINDRED PRODUCTS - 3.35%
Sara Lee Corp.                                                                    31,700                765,238
                                                                                                ----------------

HOUSEHOLD FURNITURE - 3.36%
Leggett & Platt Inc.                                                              27,000                767,610
                                                                                                ----------------

INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 3.35%
Roper Industries, Inc.                                                            12,575                764,183
                                                                                                ----------------

LABORATORY ANALYTICAL INSTRUMENTS - 3.29%
Beckman Coulter, Inc.                                                             11,200                750,288
                                                                                                ----------------

MALT BEVERAGES - 3.24%
Anheuser-Busch Co.                                                                14,600                740,658
                                                                                                ----------------

MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 3.20%
Masco Corp.                                                                       20,000                730,600
                                                                                                ----------------

MOTORCYCLES, BICYCLES & PARTS - 3.35%
Harley-Davidson, Inc.                                                             12,600                765,450
                                                                                                ----------------

NATIONAL COMMERCIAL BANKS - 13.26%
Bank of America Corp.                                                             16,050                754,189
Citigroup, Inc.                                                                   15,700                756,426
MBNA Corp.                                                                        27,175                766,063
U.S. Bancorp                                                                      24,000                751,680
                                                                                                ----------------
                                                                                                       3,028,358
                                                                                                ----------------

PETROLEUM REFINING - 6.60%
ChevronTexaco Corp.                                                               14,300                750,893
Exxon Mobil Corp.                                                                 14,750                756,085
                                                                                                ----------------
                                                                                                       1,506,978
                                                                                                ----------------

See accompanying notes which are an integral part of the financial statements.
                                       7

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004


COMMON STOCKS - 99.87% - CONTINUED                                              SHARES               VALUE
                                                                              -----------       ----------------

PHARMACEUTICAL PREPARATIONS - 10.08%
Abbott Laboratories, Inc.                                                         17,050              $ 795,383
Johnson & Johnson                                                                 11,750                745,185
Pfizer, Inc.                                                                      28,300                760,987
                                                                                                ----------------
                                                                                                       2,301,555
                                                                                                ----------------

REAL ESTATE INVESTMENT TRUSTS - 3.26%
Cousins Properties, Inc.                                                          24,625                745,399
                                                                                                ----------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.35%
Pier 1 Imports, Inc.                                                              38,850                765,345
                                                                                                ----------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.29%
Home Depot Inc.                                                                   17,600                752,224
                                                                                                ----------------

RETAIL - VARIETY STORES - 3.56%
Family Dollar Stores, Inc.                                                        26,025                812,761
                                                                                                ----------------

SHIP, BOAT BUILDING & REPAIRING - 3.18%
General Dynamics Corp.                                                             6,950                726,970
                                                                                                ----------------

STATE COMMERCIAL BANKS - 3.29%
Fifth Third Bancorp                                                               15,900                751,752
                                                                                                ----------------

SURETY INSURANCE - 3.31%
AMBAC Financial Group, Inc.                                                        9,200                755,596
                                                                                                ----------------

TELEPHONE COMMUNICATIONS - 3.29%
Alltel Corp.                                                                      12,775                750,659
                                                                                                ----------------

TOTAL COMMON STOCKS (COST $21,013,728)                                                               22,805,842
                                                                                                ----------------

MONEY MARKET SECURITIES - 3.31%
Huntington Money Market Fund - Investment Shares, 1.06%, (a)                     755,098                755,098
                                                                                                ----------------

TOTAL MONEY MARKET SECURITIES (COST $755,098)                                                           755,098
                                                                                                ----------------

TOTAL INVESTMENTS (COST $21,768,826) - 103.17%                                                   $   23,560,940
                                                                                                ----------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (3.17)%                                               (724,369)
                                                                                                ----------------

TOTAL NET ASSETS - 100.00%                                                                       $   22,836,571
                                                                                                ================

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an integral part of the financial statements.
                                       8

CRAWFORD DIVIDEND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



ASSETS
Investments in securities, at value (cost $21,768,826)                                                      $ 23,560,940
Cash                                                                                                               1,405
Interest receivable                                                                                                  585
Dividends receivable                                                                                              36,882
Receivable for fund shares sold                                                                                      105
Prepaid expenses                                                                                                   3,470
                                                                                                        -----------------
     TOTAL ASSETS                                                                                             23,603,387
                                                                                                        -----------------

LIABILITIES
Payable for investments purchased                                                                                728,731
Accrued advisor fees                                                                                               6,955
Accrued expenses                                                                                                  18,390
Payable to affiliates                                                                                              7,523
Accrued Trustee and Officer expenses                                                                               3,787
Accrued 12b-1 fees                                                                                                 1,068
Income distribution payable                                                                                          362
                                                                                                        -----------------
     TOTAL LIABILITIES                                                                                           766,816
                                                                                                        -----------------

NET ASSETS                                                                                                  $ 22,836,571
                                                                                                        =================

Net Assets consist of:
Paid in capital                                                                                             $ 21,104,316
Accumulated net realized (loss) on investments                                                                   (59,859)
Net unrealized appreciation on investments                                                                     1,792,114
                                                                                                        -----------------

NET ASSET VALUE                                                                                             $ 22,836,571
                                                                                                        =================


CLASS C:

NET ASSETS                                                                                                     $ 232,417
                                                                                                        -----------------

Shares Outstanding (unlimited number of shares authorized with no par value)                                      20,859
                                                                                                        -----------------

Net asset value and offering price per share                                                                     $ 11.14
                                                                                                        =================

Redemption price per share ($11.14 * 0.99) (a)                                                                   $ 11.03
                                                                                                        =================

CLASS I:

NET ASSETS                                                                                                  $ 22,604,154
                                                                                                        -----------------

Shares Outstanding (unlimited number of shares authorized with no par value)                                   2,030,981
                                                                                                        -----------------

Net asset value, offering and redemption price per share                                                         $ 11.13
                                                                                                        =================


(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed less than one year after they are purchased.

See accompanying notes which are an integral part of the financial statements.
                                        9

CRAWFORD DIVIDEND GROWTH FUND
STATEMENT OF OPERATIONS
DECEMBER 31, 2004 (A)(B)



INVESTMENT INCOME
Dividend income                                                                                     $ 329,981
Interest income                                                                                         2,097
                                                                                               ---------------
  TOTAL INCOME                                                                                        332,078
                                                                                               ---------------

EXPENSES
Investment advisor fee (Note 3)                                                                        95,698
12b-1 fee, Class C                                                                                      1,068
Administration expenses                                                                                37,602
Transfer agent expenses                                                                                24,149
Fund accounting expenses                                                                               22,505
Legal expenses                                                                                         17,656
Auditing expenses                                                                                      10,656
Printing expenses                                                                                       8,141
Registration expenses                                                                                   7,919
Custodian expenses                                                                                      7,688
Trustee and officer expenses                                                                            6,833
Miscellaneous expenses                                                                                  2,942
Pricing expenses                                                                                        2,551
                                                                                               ---------------
  TOTAL EXPENSES                                                                                      245,408
Fees waived and expenses reimbursed (Note 3)                                                         (148,642)
                                                                                               ---------------
Net operating expenses                                                                                 96,766
                                                                                               ---------------
NET INVESTMENT INCOME                                                                                 235,312
                                                                                               ---------------


REALIZED & UNREALIZED GAIN
Net realized (loss) on investment securities                                                          (29,605)
Change in unrealized appreciation / (depreciation)
   on investment securities                                                                         1,792,114
                                                                                               ---------------
Net realized and unrealized gain on investment securities                                           1,762,509
                                                                                               ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $ 1,997,821
                                                                                               ===============


(a) For the period January 5, 2004 (commencement of operations for Class I) to
December 31, 2004
(b) For the period January 27, 2004 (commencement of operations for Class C) to
December 31, 2004

See accompanying notes which are an integral part of the financial statements.
                                       10

CRAWFORD DIVIDEND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                            PERIOD ENDED
INCREASE IN NET ASSETS DUE TO:                                            DECEMBER 31, 2004  (a)(b)
OPERATIONS:
  Net investment income                                                            $ 235,312
  Net realized (loss) on investment securities                                       (29,605)
  Net change in unrealized appreciation / (depreciation)                           1,792,114
                                                                         --------------------
Net increase in net assets resulting from operations                               1,997,821
                                                                         --------------------

Distributions to shareholders:
  From net investment income, Class C                                                 (1,641)
  From net investment income, Class I                                               (241,771)
  From net realized gain, Class C                                                       (226)
  From net realized gain, Class I                                                    (21,928)
                                                                         --------------------
  Change in net assets from distributions                                           (265,566)
                                                                         --------------------

CAPITAL SHARE TRANSACTIONS - CLASS C
  Proceeds from sale of shares                                                       218,827
  Reinvestment of distributions                                                        1,492
  Shares redeemed                                                                     (4,612)
                                                                         --------------------
  Net increase in net assets resulting
     from Class C share transactions                                                 215,707
                                                                         --------------------

CAPITAL SHARE TRANSACTIONS - CLASS I
  Proceeds from sale of shares                                                    20,683,952
  Reinvestment of distributions                                                      263,430
  Shares redeemed                                                                    (58,773)
                                                                         --------------------
  Net increase in net assets resulting
     from Class I share transactions                                              20,888,609
                                                                         --------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                        21,104,316
                                                                         --------------------

TOTAL INCREASE IN NET ASSETS                                                      22,836,571
                                                                         --------------------


NET ASSETS
  Beginning of period                                                                      -
                                                                         --------------------

  End of period                                                                 $ 22,836,571
                                                                         ====================

Accumulated undistributed net investment income                                     $      -
                                                                         --------------------

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold                                                                         21,148
  Shares issued in reinvestment of distributions                                         134
  Shares repurchased                                                                    (423)
                                                                         --------------------

  Net increase from capital share transactions                                        20,859
                                                                         ====================

CAPITAL SHARE TRANSACTIONS - I SHARES
  Shares sold                                                                      2,012,646
  Shares issued in reinvestment of distributions                                      23,711
  Shares repurchased                                                                  (5,376)
                                                                         --------------------

  Net increase from capital share transactions                                     2,030,981
                                                                         ====================


(a) For the period January 5, 2004  (commencement  of operations for Class I) to
December 31, 2004
(b) For the period January 27, 2004  (commencement of operations for Class C) to
December 31, 2004


See accompanying notes which are an integral part of the financial statements.
                                       11

CRAWFORD DIVIDEND GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                          PERIOD ENDED
                                                                        DECEMBER 31, 2004   (a)
                                                                      ----------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                                                $ 10.32
                                                                      ----------------------
Income from investment operations:
  Net investment income                                                                0.07
  Net realized and unrealized gain                                                     0.84
                                                                      ----------------------
Total from investment operations                                                       0.91
                                                                      ----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                          (0.08)
  From net realized gain                                                              (0.01)
                                                                      ----------------------
Total distributions                                                                   (0.09)
                                                                      ----------------------

Paid in capital from redemption fees                                                      - (b)
                                                                      ----------------------

Net asset value, end of period                                                      $ 11.14
                                                                      ======================

TOTAL RETURN                                                                          8.82% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                     $  232
Ratio of expenses to average net assets
   before waiver & reimbursement                                                      6.06% (d)
Ratio of expenses to average net assets                                               2.00% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                  2.61)% (d)
Ratio of net investment income to
   average net assets                                                                 1.45% (d)
Portfolio turnover rate                                                              32.09%


(a) For the period January 27, 2004 (Commencement of Operations) to December 31,
2004.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Not annualized.
(d) Annualized.


See accompanying notes which are an integral part of the financial statements.
                                       12

CRAWFORD DIVIDEND GROWTH FUND - CLASS I
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                          PERIOD ENDED
                                                                        DECEMBER 31, 2004   (a)
                                                                      ----------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                                                $ 10.00
                                                                      ----------------------
Income from investment operations:
  Net investment income                                                                0.12
  Net realized and unrealized gain                                                     1.14
                                                                      ----------------------
Total from investment operations                                                       1.26
                                                                      ----------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                          (0.12)
  From net realized gain                                                              (0.01)
                                                                      ----------------------
Total distributions                                                                   (0.13)
                                                                      ----------------------

Net asset value, end of period                                                      $ 11.13
                                                                      ======================

TOTAL RETURN                                                                         12.62% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                                    $ 22,604
Ratio of expenses to average net assets
   before waiver & reimbursement                                                      2.52% (c)
Ratio of expenses to average net assets                                               1.00% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                   0.95% (c)
Ratio of net investment income to
   average net assets                                                                 2.47% (c)
Portfolio turnover rate                                                              32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31,
2004.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       13

                          CRAWFORD DIVIDEND GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1.  ORGANIZATION

Crawford Dividend Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the "Advisor").

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor , in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                          CRAWFORD DIVIDEND GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distribution to Shareholders- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year and are recorded on the ex-date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2004, over distributions of net investment income of $8,100 were reclassed to short term capital gains.


Contingent Deferred Sales Charges - With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge ("CDSC") of 1%, based on the lower of the shares' cost or current net asset value ("NAV"), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Crawford Investment Counsel, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets for its initial fiscal year ending December 31, 2004. For the period ended December 31, 2004, the Advisor earned fees of $95,698 from the Fund and waived and reimbursed expenses of $148,642. At December 31, 2004, there was a net payable to the Advisor for $6,955.

The Fund  retains  Unified  Fund  Services,  Inc.  ("Unified"),  a  wholly-owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets from over $150 million (subject to a minimum fee of $2,500 per month). For the period ended December 31, 2004, Unified earned fees of $37,602 for administrative services provided to the Fund. A Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

                         CRAWFORD DIVIDEND GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                         DECEMBER 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Fund retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 plus out of pocket). For the period ended December 31, 2004, Unified earned fees of $19,583 from the Fund for transfer agent services provided to the Fund and $4,565 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average net assets up to $50 million, 0.04% of the Fund's average net assets from $50 million to $100 million, 0.03% of the Fund's average net assets from $100 million to $150 million, and 0.02% of the Fund's average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period ended December 31, 2004, Unified earned fees of $22,505 from the Fund for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the period ended December 31, 2004. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which the class is authorized to incur distribution expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes 0.25% shareholder services fee. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares;
(b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and
(g) costs of implementing and operating the Plans. The Plan is designed to promote the sale of shares of the Fund. For the period ended December 31, 2004, Class C incurred 12b-1 expenses of $1,068.

NOTE 4.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

               PURCHASES
                   U.S. Government Obligations     $          -
                   Other                             24,275,337
               SALES
                   U.S. Government Obligations     $          -
                   Other                              3,224,871

                          CRAWFORD DIVIDEND GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 4.  INVESTMENT TRANSACTIONS - CONTINUED

As of December 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

              Gross Appreciation    $ 1,996,745
              Gross (Depreciation)     (272,090)
                                    -------------
              Net Appreciation
              on Investments        $ 1,724,655
                                    ==============

At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $21,836,285. The difference between book cost and tax cost consists of wash sales in the amount of $40,746 and the deferral of Post-October losses in the amount of $26,713.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Ameritrade Inc., in an omnibus account, beneficially owned 60.74% of Class I shares and Maureen Welch, beneficially owned 46.97% shares of the Class C Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2004, the Fund paid an income distribution of $0.1204 and a short-term capital gain distribution of $.0109 per share to Class I shareholders of record on December 27, 2004.

On December 28, 2004, the Fund paid an income distribution of $0.0792 and a short-term capital gain distribution of $.0109 per share to Class C shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal year 2004 was as follows:

                               Class I          Class C
                              ----------        ----------
    Ordinary income            $ 241,771        $   1,641
    Short-term Capital Gain       21,928              226
    Long-term Capital Gain          -                  -
                              ----------        ----------
                               $ 263,699        $    1,867
                              ==========        ===========

                          CRAWFORD DIVIDEND GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of December 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

   Undistributed ordinary income                   $          -
   Undistributed short-term capital gain                  7,600
   Unrealized appreciation - net                      1,724,655
                                                 ----------------
                                                   $  1,732,255
                                                 ================


The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Post-October losses.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and Board of Trustees
Crawford Dividend Growth Fund
(a Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Crawford Dividend Growth Fund (a Series of Unified Series Trust), as of December 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the period from commencement of operations through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Crawford Dividend Growth Fund (a Series of Unified Series Trust) as of December 31, 2004, the results of its operations, changes in its net assets, and its financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy


Cohen McCurdy, Ltd.
Westlake, Ohio
February 25, 2005

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access Variable
                                                      Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November 2002 and AmeriPrime Funds since
 Trustee, December 2002 to present                    December 2002;Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The Webb
                                                      Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
 2002 to present                                      from 1989 to March 2002;Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since
                                                      December 2004, Chief Financial Officer and
                                                      Executive Vice President  since June 1990; Executive
                                                      Vice President, Treasurer, and Chief Financial
                                                      Officer of Unified Fund Services, Inc., the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial
                                                      Officer of AmeriPrime Funds and AmeriPrime Advisors Trust
                                                      since October 2002; Treasurer and Chief Financial Officer of CCMI
                                                      Funds since June 2003; Treasurer of The Unified Funds from 1994 to
                                                      2002 and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime
                                                      Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      September 2004; Principal Accounting Officer of Lindbergh
                                                      Funds since February 2004.
----------------------------------------------------- ----------------------------------------------------------------

Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                      Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004 and from 1997 to
                                                      2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services,
                                                      Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 27 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

                                                   PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

FUND'S ADVISER
Crawford Investment Counsel, Inc.
100 Galleria Parkway
Suite 980
Atlanta, GA  30339

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS Cohen McCurdy Ltd.
826 Westpoint Pkwy., Ste. 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

                ==============================================
                                GJMB GROWTH FUND
                ===============================================












                                  ANNUAL REPORT

                                DECEMBER 31, 2004








                                  FUND ADVISOR:

                          GAMBLE, JONES, MORPHY & BENT
                     301 EAST COLORADO BOULEVARD, SUITE 802
                           PASADENA, CALIFORNIA 91101


                            TOLL FREE 1-888-912-4562

GJMB GROWTH FUND MD&A

     For most of 2004, the stock market hovered around the unchanged level in a relatively tight range. In fact, at the end of the third quarter, the S&P 500 Index was up just 0.2% for the year. It is our belief that this overall market malaise was the result of several factors - escalating oil prices, a weakening dollar, the uncertain presidential election and the on-going concern over the "next terrorist attack".

     A decisive election on November 2nd, coupled with a subsequent pullback in oil prices, helped to ease a few of these concerns. We believe that these issues were in large part responsible for the market's gain of almost 9% in the fourth quarter of 2004. Throughout most of the year we maintained what we considered to be a defensive posture in our Fund, with our allocation to cash and equivalents ranging from 20% to 45%, with an average allocation of around 40% of the Fund's total assets. This factor, combined with a moderate overallocation to the drug sector, including Merck, resulted in an underperformance of our Fund for 2004. While we consider ourselves to be long-term investors, our primary goal is to provide our clients with competitive long-term results yet with a reduced level of volatility. We believe that our Fund has accomplished this goal since its inception.

     As summarized elsewhere in this document, we ended 2004 with an allocation to cash and equivalents of 42%. Given that in the first 30 days of 2005 the S&P 500 Index has essentially given back more than one-third of its gain from the fourth quarter of 2004, we feel comfortable that we are again doing our best to achieve our long term goals for our shareholders. It should be clarified, however, that our high cash allocation is not the result of any type of market timing program, but rather due to the fact that we are having a harder time finding attractive opportunities in the marketplace. This is exemplified by one of the stocks that we sold in 2004. When we purchased Costco in late 2002 and early 2003, at just under $30 per share, we bought a stock that was selling at a price-to-earnings ratio of about 17 with earnings forecasted to grow at 13% annually. We decided to sell all of our Costco in November of 2004 at a time when the market had placed a 27 PE ratio on the company even thought the earnings outlook was relatively unchanged. While Costco is still a great business, at just over $48 per share, we felt that the valuation on Costco was well above what we believed was the current fair market value of the stock.

     Going forward, it is our hope to bring our Fund to a fully invested posture in 2005, assuming that we can find stocks in the marketplace which we feel are worthy of our investment. While we are always seeking out individual companies which we feel offer an attractive potential for growth, we would like to see an overall improving outlook on the economic front before making any significant shifts in our equity allocation.

                ==============================================
                                GJMB GROWTH FUND
                ===============================================




                                               AVERAGE ANNUAL TOTAL RETURNS
                                             (FOR THE PERIODS ENDING DECEMBER 31, 2004)

                                                                             SINCE INCEPTION
                     ONE YEAR        THREE YEARS        FIVE YEARS         (DECEMBER 31, 1998)
                   -------------    ---------------    -------------    --------------------------

GJMB GROWTH FUND           2.42%              1.15%           -3.57%                      0.77%

S&P 500 INDEX             10.83%              3.56%           -2.31%                      1.24%


THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds.

     Comparison of the Growth of $10,000 Investment in the GJMB Growth Fund
                               and S&P 500 Index

                   GJMB Growth Fund              S&P 500 Index
                     ($10,471)                     ($10,768)

 December-04        10,470.74                      10,767.59
 December-03        10,223.49                       9,715.17
 December-02         8,629.90                       7,551.27
 December-01        10,117.10                       9,695.67
 December-00        11,421.72                      11,002.29
 December-99        12,558.84                      12,104.00
 December-98        10,000.00                      10,000.00

     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 (Fund inception) and held through December 31, 2004. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Performance figures reflect the change in value of the bonds in the index and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.



For a prospectus and more information, including charges and expenses call 1-888-912-4562. The prospectus should be read carefully before investing. The Fund's inception date is December 31, 1998. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

FUND HOLDINGS - (unaudited)
-------------

GJMB GROWTH FUND PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

                               [GRAPHIC OMITTED]

Common Stock market cap over $5 billion in assets, 57.75%
Government Securities, 29.74%
Short-Term Investments, 12.34%
Other assets less liabilites, 0.13%
Common Stock market cap under $5 billion in assets. 0.04%

1As a percent of net assets

The Fund invests in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor.

ABOUT YOUR FUND'S EXPENSES - (unaudited)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------- -------------------- -------------------------- ------------------------------------
                                    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
        GJMB GROWTH FUND                  VALUE                   VALUE                JULY 1 - DECEMBER 31, 2004
                                      JULY 1, 2004          DECEMBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,017.90                         $6.13
(1.79% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,019.06                         $6.13
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period,  multiplied by 184/366 (to reflect the partial year period).

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004


COMMON STOCKS - 57.85%                                                         SHARES             VALUE
                                                                            -------------      -------------

BEVERAGES - 4.96%
Coca-Cola Co.                                                                     16,000         $  666,080
                                                                                               -------------

BIOLOGICAL PRODUCTS - 3.35%
Amgen, Inc. (a)                                                                    7,000            449,050
                                                                                               -------------

COMPUTERS & OFFICE EQUIPMENT - 3.13%
Hewlett-Packard Co.                                                               20,000            419,400
                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 3.54%
General Electric Co.                                                              13,000            474,500
                                                                                               -------------

FIRE, MARINE & CASUALTY INSURANCE - 2.45%
American International Group, Inc.                                                 5,000            328,350
                                                                                               -------------

MALT BEVERAGES - 4.91%
Anheuser-Busch Companies, Inc.                                                    13,000            659,490
                                                                                               -------------

NATIONAL COMMERCIAL BANKS - 2.15%
Citigroup, Inc.                                                                    6,000            289,080
                                                                                               -------------

PAPER MILLS - 2.49%
Kimberly-Clark Corp.                                                               5,000            329,050
Neenah Paper, Inc. (a)                                                               152              4,940
                                                                                               -------------
                                                                                                    333,990
                                                                                               -------------

PETROLEUM REFINING - 4.95%
Royal Dutch Petroleum Co. (b)                                                      7,000            401,660
ChevronTexaco Corp.                                                                5,000            262,550
                                                                                               -------------
                                                                                                    664,210
                                                                                               -------------

PHARMACEUTICAL PREPARATIONS - 10.86%
Bristol-Myers Squibb Co.                                                          17,000            435,540
Johnson & Johnson                                                                  7,500            475,650
Merck & Co., Inc.                                                                 17,000            546,380
                                                                                               -------------
                                                                                                  1,457,570
                                                                                               -------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.87%
Home Depot, Inc.                                                                   9,000            384,660
                                                                                               -------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.15%
Washington Mutual, Inc.                                                           10,000            422,800
                                                                                               -------------

SEMICONDUCTORS & RELATED DEVICES - 2.18%
Intel Corp.                                                                       12,500            292,375
                                                                                               -------------

SERVICES - PREPACKAGED SOFTWARE - 2.39%
Microsoft Corp.                                                                   12,000            320,520
                                                                                               -------------

TELEPHONE COMMUNICATIONS - 4.47%
SBC Communications, Inc.                                                          11,500            296,355
Verizon Communications, Inc.                                                       7,500            303,825
                                                                                               -------------
                                                                                                    600,180
                                                                                               -------------

TOTAL COMMON STOCKS (COST $7,302,246)                                                             7,762,255
                                                                                               -------------
See accompanying notes which are an integral part of the financial statements.
                                       6

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

                                                                             PRINCIPAL
                                                                               AMOUNT             VALUE
                                                                            -------------      -------------

U.S. TREASURY & AGENCY OBLIGATIONS - 29.77%
Federal Home Loan Discount Note, 1/27/2005                                    $4,000,000         $3,993,874
                                                                                               -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $3,993,874)                                        3,993,874
                                                                                               -------------

MONEY MARKET SECURITIES - 12.36%                                               SHARES
                                                                            -------------
Huntington Money Market Fund - Investment Shares, 1.06%, (c)                   1,657,826          1,657,826
                                                                                               -------------


TOTAL MONEY MARKET SECURITIES (COST $1,657,826)                                                   1,657,826
                                                                                               -------------

TOTAL INVESTMENTS (COST $12,953,946) -99.98%                                                    $13,413,955
                                                                                               -------------

OTHER ASSETS LESS LIABILITIES - 0.02%                                                                 2,545
                                                                                               -------------

TOTAL NET ASSETS - 100.00%                                                                      $13,416,500
                                                                                               =============

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

GJMB GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



ASSETS
Investments in securities, at value (cost $12,953,946)                                                       $ 13,413,955
Interest receivable                                                                                                 3,977
Dividends receivable                                                                                               12,920
                                                                                                       -------------------
     TOTAL ASSETS                                                                                              13,430,852
                                                                                                       -------------------

LIABILITIES
Accrued advisory fees                                                                                              13,476
Accrued trustee fees                                                                                                  239
Income distribution payable                                                                                           637
                                                                                                       -------------------
     TOTAL LIABILITIES                                                                                             14,352
                                                                                                       -------------------

NET ASSETS                                                                                                   $ 13,416,500
                                                                                                       ===================

NET ASSETS CONSIST OF:
Paid in capital                                                                                                14,973,990
Undistributed net investment income                                                                                 9,713
Accumulated net realized (loss) on investments                                                                 (2,027,212)
Net unrealized appreciation on investments                                                                        460,009
                                                                                                       -------------------

NET ASSETS                                                                                                   $ 13,416,500
                                                                                                       ===================

Shares outstanding, (unlimited amount authorized with no par value)                                             1,356,256
                                                                                                       -------------------

NET ASSET VALUE
Offering price and redemption price per share                                                                $       9.89
                                                                                                       ===================

See accompanying notes which are an integral part of the financial statements.

GJMB GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004



INVESTMENT INCOME
Dividend income                                                                                  $      221,821
Interest income                                                                                          44,011
                                                                                               -----------------
  Total Income                                                                                          265,832
                                                                                               -----------------

EXPENSES
Investment advisor fee                                                                                  163,712
Trustee expenses                                                                                          1,024
                                                                                               -----------------
  TOTAL EXPENSES                                                                                        164,736
Fees waived and expenses reimbursed (a)                                                                  (1,024)
                                                                                               -----------------
Net operating expenses                                                                                  163,712
                                                                                               -----------------
NET INVESTMENT INCOME                                                                                   102,120
                                                                                               -----------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                                            1,077,145
Change in unrealized appreciation/(depreciation)
   on investment securities                                                                            (860,463)
                                                                                               -----------------
Net realized and unrealized gain/(loss) on investment securities                                        216,682
                                                                                               -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $     318,802
                                                                                               =================





(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

GJMB GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  YEAR ENDED              YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                                     DECEMBER 31, 2004        DECEMBER 31, 2003
                                                                            ----------------------- ------------------------
OPERATIONS
  Net investment income                                                           $        102,120        $          18,527
  Net realized gain (loss) on investment securities                                      1,077,145                 (198,328)
  Net change in unrealized appreciation (depreciation)                                    (860,463)               2,201,293
                                                                            ----------------------- ------------------------
  Net increase in net assets resulting from operations                                     318,802                2,021,492
                                                                            ----------------------- ------------------------
DISTRIBUTIONS
  From net investment income                                                              (101,463)                 (37,378)
                                                                            ----------------------- ------------------------
  Total distributions                                                                     (101,463)                 (37,378)
                                                                            ----------------------- ------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                287,558                2,126,655
  Reinvestment of distributions                                                            100,252                   37,171
  Amount paid for shares repurchased                                                    (1,125,117)              (1,260,044)
                                                                            ----------------------- ------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                              (737,307)                 903,782
                                                                            ----------------------- ------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (519,968)               2,887,896
                                                                            ----------------------- ------------------------

NET ASSETS
  Beginning of year                                                                     13,936,468               11,048,572
                                                                            ----------------------- ------------------------

  End of year                                                                     $     13,416,500          $    13,936,468
                                                                            ======================= ========================

Accumulated undistributed net investment income                                   $          9,713          $         9,056
                                                                            ----------------------- ------------------------


CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                               29,705                  234,917
  Shares issued in reinvestment of distributions                                            10,162                    4,291
  Shares repurchased                                                                      (115,848)                (147,702)
                                                                            ----------------------- ------------------------

  Net increase(decrease) from capital share transactions                                   (75,981)                  91,506
                                                                            ======================= ========================

See accompanying notes which are an integral part of the financial statements.
                                       10

GJMB GROWTH FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                                                      PERIOD                             YEAR
                                                    YEAR ENDED YEAR ENDED YEAR ENDED   ENDED     YEAR ENDED YEAR ENDED   ENDED
                                                     DECEMBER   DECEMBER   DECEMBER  DECEMBER      JUNE 30,  JUNE 30,   JUNE 30,
                                                     31, 2004  31, 2003    31, 2002  31, 2001 (a)    2001      2000       1999 (b)
                                                   ----------- ---------- ---------- ----------    --------- ---------  ---------
SELECTED PER SHARE DATA
Net asset value, beginning of period                 $  9.73    $   8.24   $   9.66   $  10.01     $  12.68  $  11.02   $ 10.00
                                                   ----------  ---------- ---------- ----------    --------- ---------  --------
Income from investment operations
  Net investment income (loss)                          0.08        0.01       0.02       0.01         0.05      0.05      0.02
  Net realized and unrealized gain (loss)               0.16        1.51      (1.44)     (0.30)       (2.33)     1.67      1.00
                                                   ----------  ---------- ---------- ----------    --------- ---------  --------
Total from investment operations                        0.24        1.52      (1.42)     (0.29)       (2.28)     1.72      1.02
                                                   ----------  ---------- ---------- ----------    --------- ---------  --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.08)      (0.03)         -      (0.05)       (0.05)    (0.02)        -
  From net realized gain                                   -           -          -      (0.01)       (0.34)    (0.04)        -
                                                   ----------  ---------- ---------- ----------    --------- ---------  --------
 Total distributions                                   (0.08)      (0.03)         -      (0.06)       (0.39)    (0.06)        -
                                                   ----------  ---------- ---------- ----------    --------- ---------  --------

Net asset value, end of period                       $  9.89    $   9.73   $   8.24    $  9.66     $  10.01  $  12.68   $ 11.02
                                                   ==========  ========== ========== ==========    ========= =========  ========

TOTAL RETURN                                           2.42%      18.47%    -14.70%     -2.93% (c)  -18.19%    15.61%    10.20% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                     $ 13,416    $ 13,936   $ 11,049   $ 12,008     $ 12,697  $ 12,967   $ 6,502
Ratio of expenses to average net assets                1.20%       1.20%      1.20%      1.20% (d)    1.20%     1.20%     1.20% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                       1.21%       1.21%      1.22%      1.22% (d)    1.23%     1.22%     1.25% (d)
Ratio of net investment income to
   average net assets                                  0.75%       0.16%      0.24%      0.27% (d)    0.40%     0.40%     0.34% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement    0.74%       0.14%      0.22%      0.25% (d)    0.38%     0.38%     0.28% (d)
Portfolio turnover rate                               95.40%      81.15%    115.69%     40.72%       59.92%    16.99%    24.26%


(a) The fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 to December 31, 2001
(b) For the period December 31, 1998  (Commencement of Operations)  through June
30, 1999.
(c) Not annualized.
(d) Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       11

                                GJMB GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004


NOTE 1. ORGANIZATION

GJMB Growth Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                GJMB GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are classified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended December 31, 2004, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Gamble, Jones, Morphy & Bent. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2004, the Advisor earned a fee of $163,712 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested trustees through December 31, 2004. For the fiscal year ended December 31, 2004, the Advisor waived fees of $1,024. At December 31, 2004, the Fund owed the Advisor $13,476 for its advisory services.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., (the "Distributor), a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2004. An officer of the Trust is an officer of the Distributor. Certain Trustees and the officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                GJMB GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED

NOTE 4. INVESTMENTS - CONTINUED

                                                AMOUNT
                                             ------------
         PURCHASES
            U.S. Government Obligations                -
            Other                            $ 8,075,305
         SALES
            U.S. Government Obligations                -
            Other                            $ 10,143,368

As of December 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                    AMOUNT
                                  ------------
            Gross Appreciation     $ 599,768
            Gross (Depreciation)     (407,717)
                                  -------------
            Net Appreciation
             on Investments        $ 192,051
                                  ==============

At December 31, 2004, the aggregate cost of securities, for federal income tax purposes was $13,221,904. The difference between book cost and tax cost consists of wash sales in the amount of $267,958.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Charles Schwab & Co., held in an omnibus account for the benefit of its customers, over 67% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,764,641, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

                     YEAR OF EXPIRATION        AMOUNT
                     ------------------      ----------
                      December 2010          $ 1,538,747
                      December 2011              225,894


To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                                GJMB GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          DECEMBER 31, 2004 - CONTINUED


NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended December 31, 2004, the Fund paid distributions of net investment income totaling $ 0.0751 per shares.

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

                                           2004            2003
                                       -------------    ------------
       Distributions paid from:
         Ordinary Income                $   101,463      $    37,378
         Short-term Capital Gain                  -                -
         Long-term Captial Gain                   -                -
                                       -------------    -------------
                                        $   101,463      $    37,378
                                       ==============   =============


As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $      9,713
Accumulated long-term capital (losses)         (1,759,254)
Unrealized appreciation                           192,051
                                             --------------
                                             $ (1,557,490)
                                             ===============


The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending December 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated January 22, 2004 on the Fund's financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the period January 22, 2004 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for the period.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and Board of Trustees
GJMB Growth Fund
(a Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GJMB Growth Fund (a Series of Unified Series Trust), as of December 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of December 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund (a Series of Unified Series Trust) as of December 31, 2004, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy

Cohen McCurdy
Westlake, Ohio
February 9, 2005

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Funds
Independent Trustee, December 2002 to present         since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access Variable
                                                      Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002;Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
*    The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN  46204.
**  Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust.  The Fund
Complex currently consists of 26 series.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The Webb
                                                      Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since
                                                      December 2004, Chief Financial Officer and
                                                      Executive Vice President since June 1990; Executive
                                                      Vice President, Treasurer, and Chief Financial
                                                      Officer of Unified Fund Services, Inc., the
                                                      Trust's administrator, since 1990, Director since
                                                      2004; Treasurer and Chief Financial Officer of
                                                      AmeriPrime Funds and AmeriPrime Advisors Trust
                                                      since October 2002; Treasurer and Chief
                                                      Financial Officer of CCMI Funds since June 2003;
                                                      Treasurer of The Unified Funds from 1994 to 2002
                                                      and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime
                                                      Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      September 2004; Principal Accounting Officer of Lindbergh
                                                      Funds since February 2004.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                      Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004 and from 1997 to
                                                      2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services,
                                                      Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
*   The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN  46204.
**  Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust.  The Fund
Complex currently consists of 26 series.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.


The Funds' Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 912-4562 to request a copy of the SAI or to make shareholder inquiries.


                                  PROXY VOTING


A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended December 31, 2004, is available without charge upon request by (1) calling the Funds at (888) 912-4562; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Gamble, Jones, Morphy & Bent
301 East Colorado Blvd.
Suite 802
Pasedena, CA 91101

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------

         GJMB
         FY 2003           $8,183
         FY 2004           $9,341

         ACM
         FY 2003           $7,483
         FY 2004           $7,941

         Crawford
         FY 2004           $10,141



(b)      AUDIT-RELATED FEES
         ------------------

                                   Registrant
                                   ----------

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(c)      TAX FEES
         --------

                                   Registrant
                                   ----------
         GJMB
         FY 2003           $ 650
         FY 2004           $ 675
         Nature of the fees:        1120 RIC

         ACM
         FY 2003           $ 650
         FY 2004           $ 675
         Nature of the fees:        1120 RIC

         Crawford
         FY 2004           $ 675
         Nature of the fees:        1120 RIC

 (d)     ALL OTHER FEES
         --------------

                                   Registrant
                                   ----------

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(e)     (1)   AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
              ---------------------------------------

                  The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors,
                  (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                  -------------------------------------------------------

                                                     Registrant
                                                     ----------
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   100%

                   None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                   Registrant
                                   ----------

         FY 2003           $ 0
         FY 2004           $ 0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.   Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust
            ---------------------------------------


By /s/ Anthony Ghoston
*-------------------------------------------------------------
         Anthony Ghoston, President

Date 3/11/05
    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Anthony Ghoston
*----------------------------------------------------
         Anthony Ghoston, President

Date   3/11/05
    -------------------------------------

By  /s/   Thomas Napurano
*----------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date   3/11/05
    -------------------------------------